CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (6,477)	$ (1,571)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash (gain)/loss on debt extinguishment	(5)	2,037
Non-cash interest expense	1,006	249
Non-cash gain on settlement of liabilities	(534)
Deferred income tax benefit		(39)
Compensation related to stock options, restricted stock and employee stock purchase plan	277	135
Gain on disposition of property and equipment		(30)
Changes in fair market value of liabilities:
Stock reserved for issuance to settle liabilities	2,503	(31)
Embedded debt features		(829)
Price adjustable warrants	(13)	(151)
Changes in assets and liabilities:
Accounts receivable	(495)	2
Prepaid expenses and other assets	(181)	22
Accounts payable	(563)	8
Deferred revenue		(115)
Accrued restructuring	(12)	(380)
Accrued and other liabilities	(285)	978
Net cash provided by (used in) operating activities	(4,779)	285
Investing activities:
Change in restricted cash		380
Proceeds from the sale of property and equipment		30
Net cash provided by investing activities		410
Financing activities:
Proceeds from sales of Series C preferred shares and warrants, net	5,929
Cash payments of notes payable	(250)
Cash proceeds from exercise of warrants	23
Insurance financing	(8)	(2)
Net cash provided by (used in) financing activities	5,694	(2)
Net increase in cash	915	693
Cash and cash equivalents - beginning of year	909	216
Cash and cash equivalents - end of year	1,824	909
Non-cash financing activities:
Reclassification of fair value liability for price adjustable warrants exercised	1,917
Issuance of common stock to settle liabilities	3,517
Debt conversion to common shares	1,479
Deemed dividend to Series C convertible preferred stockholders	6,000
Supplemental Disclosure
Cash paid for interest	$ 83	$ 1